Quarterly Report
March 31, 2023
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.9%
Aerospace & Defense – 2.7%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$190,000	$189,980
Bombardier, Inc., 7.125%, 6/15/2026 (n)		547,000	548,969
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		1,070,000	893,450
Moog, Inc., 4.25%, 12/15/2027 (n)		1,229,000	1,137,288
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		611,000	517,823
TransDigm, Inc., 6.25%, 3/15/2026 (n)		845,000	845,769
TransDigm, Inc., 6.375%, 6/15/2026		875,000	855,313
TransDigm, Inc., 5.5%, 11/15/2027		985,000	928,769
TransDigm, Inc., 6.75%, 8/15/2028 (n)		565,000	570,650
TransDigm, Inc., 4.625%, 1/15/2029		459,000	408,051
			$6,896,062
Airlines – 0.3%
Air Canada, 3.875%, 8/15/2026 (n)		$737,000	$669,197
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.63% (LIBOR - 3mo. + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)		$1,339,141	$134
Automotive – 2.4%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$1,195,000	$1,199,481
Dana, Inc., 5.375%, 11/15/2027		706,000	658,665
Dana, Inc., 4.25%, 9/01/2030		480,000	384,723
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		934,000	630,106
Ford Motor Co., 5.113%, 5/03/2029		1,220,000	1,145,336
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		1,750,000	1,664,716
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		700,000	517,527
			$6,200,554
Broadcasting – 1.5%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$616,000	$469,330
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,298,000	861,872
iHeartCommunications, Inc., 8.375%, 5/01/2027		1,040,000	756,600
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		745,000	653,318
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		810,000	688,745
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	297,347	264,264
			$3,694,129
Brokerage & Asset Managers – 1.7%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$998,000	$1,004,497
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		865,000	707,138
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		383,000	361,935
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		672,000	594,122
NFP Corp., 4.875%, 8/15/2028 (n)		950,000	856,900
NFP Corp., 6.875%, 8/15/2028 (n)		881,000	756,021
			$4,280,613
Building – 4.2%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,386,000	$1,261,953
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		848,000	672,140
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,300,000	1,111,500
Interface, Inc., 5.5%, 12/01/2028 (n)		1,343,000	1,082,308
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		670,000	566,150
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		799,000	763,045
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		1,110,000	1,091,252
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		761,000	714,389

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		$944,000	$796,462
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	235,000	220,520
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$698,000	652,057
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		1,227,000	1,067,490
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		835,000	724,328
			$10,723,594
Business Services – 1.2%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$418,000	$405,167
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		760,000	718,352
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		470,000	447,722
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		1,076,000	1,076,000
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		503,000	435,460
			$3,082,701
Cable TV – 8.2%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,047,000	$852,227
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		695,000	656,775
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		3,160,000	2,737,808
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,637,000	1,383,265
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		580,000	474,243
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		760,000	594,411
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		650,000	532,520
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,595,000	839,807
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		840,000	603,280
DISH DBS Corp., 7.75%, 7/01/2026		505,000	333,300
DISH DBS Corp., 5.25%, 12/01/2026 (n)		700,000	558,526
DISH DBS Corp., 5.125%, 6/01/2029		675,000	359,438
DISH Network Corp., 11.75%, 11/15/2027 (n)		365,000	354,050
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		1,082,000	1,021,949
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		325,000	273,902
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		1,100,000	855,250
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		628,000	539,414
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,992,000	1,812,720
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,600,000	1,472,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		635,000	612,915
Videotron Ltd., 3.625%, 6/15/2029 (n)		391,000	333,216
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,200,000	991,836
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,465,000	1,302,019
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,715,000	1,378,954
			$20,873,825
Chemicals – 2.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$834,000	$792,467
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,410,000	1,208,065
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		1,205,000	1,057,556
Ingevity Corp., 3.875%, 11/01/2028 (n)		1,040,000	891,050
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		899,000	755,942
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		1,051,000	866,997
			$5,572,077
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$650,000	$614,250
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		245,000	218,655
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		900,000	813,933
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		940,000	813,919
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		761,000	705,523
			$3,166,280

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 2.2%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,581,000	$1,579,917
Fair Isaac Corp., 4%, 6/15/2028 (n)		250,000	231,875
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		374,000	334,167
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		387,000	360,622
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,488,000	1,443,804
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		1,250,000	1,068,959
Virtusa Corp., 7.125%, 12/15/2028 (n)		752,000	590,857
			$5,610,201
Conglomerates – 2.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$563,000	$506,931
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,615,000	1,432,162
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		612,000	645,660
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,105,000	1,085,662
Griffon Corp., 5.75%, 3/01/2028		999,000	926,273
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		962,000	743,145
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		642,000	646,433
TriMas Corp., 4.125%, 4/15/2029 (n)		1,712,000	1,506,560
			$7,492,826
Construction – 1.6%
Empire Communities Corp., 7%, 12/15/2025 (n)		$783,000	$687,865
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		510,000	480,038
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		530,000	460,984
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		735,000	652,658
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		1,089,000	1,071,217
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		729,000	614,495
			$3,967,257
Consumer Products – 2.1%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	465,000	$403,434
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$948,000	833,055
Mattel, Inc., 3.375%, 4/01/2026 (n)		783,000	737,065
Mattel, Inc., 5.875%, 12/15/2027 (n)		356,000	354,220
Mattel, Inc., 6.2%, 10/01/2040		61,000	54,938
Newell Brands, Inc., 6.375%, 9/15/2027		545,000	550,047
Newell Brands, Inc., 6.625%, 9/15/2029		609,000	614,228
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		845,000	819,123
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		620,000	507,047
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		815,000	501,225
			$5,374,382
Consumer Services – 4.1%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$310,000	$297,912
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		915,000	815,503
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		465,000	347,104
ANGI Group LLC, 3.875%, 8/15/2028 (n)		1,184,000	899,531
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		1,010,000	833,250
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,556,000	1,345,364
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		703,000	666,968
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		726,000	687,703
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		1,205,000	1,119,108
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		365,000	314,265
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		80,000	65,102
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		872,000	652,657
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		675,000	491,994
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,464,000	1,251,733
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		756,000	715,365
			$10,503,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 2.8%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$550,000	$473,309
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	1,150,000	899,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,105,000	871,221
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	1,628,000	1,318,011
Crown Americas LLC, 5.25%, 4/01/2030	625,000	601,819
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,315,000	1,260,648
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	485,000	472,305
LABL, Inc., 5.875%, 11/01/2028 (n)	612,000	543,802
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	835,000	759,850
		$7,200,840
Electrical Equipment – 0.3%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$918,000	$671,214
Electronics – 1.5%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$425,000	$383,957
Entegris, Inc., 3.625%, 5/01/2029 (n)	570,000	492,001
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	335,000	334,003
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,285,000	1,275,587
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	580,000	574,925
Synaptics, Inc., 4%, 6/15/2029 (n)	1,015,000	874,053
		$3,934,526
Energy - Independent – 2.9%
CNX Resources Corp., 6%, 1/15/2029 (n)	$835,000	$780,725
CNX Resources Corp., 7.375%, 1/15/2031 (n)	179,000	176,315
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	1,180,000	1,079,747
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	1,060,000	987,507
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	680,000	595,000
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	595,000	551,862
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	155,000	155,387
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	840,000	795,388
SM Energy Co., 6.75%, 9/15/2026	153,000	150,041
SM Energy Co., 6.5%, 7/15/2028	770,000	734,780
Southwestern Energy Co., 8.375%, 9/15/2028	380,000	399,511
Southwestern Energy Co., 5.375%, 3/15/2030	650,000	611,091
Tap Rock Resources LLC, 7%, 10/01/2026 (n)	310,000	271,578
		$7,288,932
Entertainment – 2.6%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$1,069,000	$975,462
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	550,000	451,182
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	350,000	360,533
Life Time, Inc., 8%, 4/15/2026 (n)	535,000	510,342
Merlin Entertainments, 5.75%, 6/15/2026 (n)	510,000	483,722
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	559,000	515,802
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	723,000	615,331
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)	225,000	209,813
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	605,000	538,873
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	960,000	847,570
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	670,000	604,755
VOC Escrow Ltd., 5%, 2/15/2028 (n)	461,000	409,138
		$6,522,523
Financial Institutions – 3.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$853,233	$737,677
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	1,049,000	997,043
Credit Acceptance Corp., 6.625%, 3/15/2026	107,000	99,817
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	1,996,562	1,801,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$1,207,000	$1,022,244
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,312,000	1,190,640
OneMain Finance Corp., 6.875%, 3/15/2025	766,000	742,258
OneMain Finance Corp., 7.125%, 3/15/2026	1,053,000	1,012,238
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	1,080,000	927,234
SLM Corp., 3.125%, 11/02/2026	917,000	779,450
		$9,310,179
Food & Beverages – 3.1%
B&G Foods, Inc., 5.25%, 4/01/2025	$620,000	$577,375
B&G Foods, Inc., 5.25%, 9/15/2027	235,000	201,513
BellRing Brands, Inc., 7%, 3/15/2030 (n)	1,088,000	1,102,111
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,150,000	1,124,263
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	854,000	836,920
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,190,000	1,066,537
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	1,395,000	1,217,264
TreeHouse Foods, Inc., 4%, 9/01/2028	612,000	540,948
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,205,000	1,113,119
		$7,780,050
Gaming & Lodging – 3.9%
Boyd Gaming Corp., 4.75%, 12/01/2027	$371,000	$355,826
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	560,000	489,720
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	641,000	652,217
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	917,000	935,340
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	832,000	812,332
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	377,000	369,115
International Game Technology PLC, 4.125%, 4/15/2026 (n)	1,305,000	1,259,651
International Game Technology PLC, 6.25%, 1/15/2027 (n)	330,000	333,713
Sands China Ltd., 4.3%, 1/08/2026	770,000	721,730
Sands China Ltd., 4.875%, 6/18/2030	700,000	619,584
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	797,000	704,292
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,005,000	925,839
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	849,000	740,803
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,107,000	1,005,555
		$9,925,717
Industrial – 1.2%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$400,000	$356,017
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	540,000	466,327
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,345,000	1,183,357
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,146,000	1,042,495
		$3,048,196
Insurance - Property & Casualty – 1.3%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$539,000	$505,162
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	229,000	195,223
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	383,000	316,481
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	385,000	357,087
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	90,000	75,896
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	740,000	639,360
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	350,000	334,003
Hub International Ltd., 5.625%, 12/01/2029 (n)	1,153,000	1,004,580
		$3,427,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$668,000	$687,926
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	1,283,000	1,344,610
Terex Corp., 5%, 5/15/2029 (n)	901,000	838,390
		$2,870,926
Major Banks – 0.3%
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$780,000	$791,700
Medical & Health Technology & Services – 5.7%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$920,000	$813,470
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	504,000	419,637
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,300,000	1,231,750
Catalent, Inc., 3.125%, 2/15/2029 (n)	1,209,000	1,062,842
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,359,000	1,206,462
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	585,000	566,783
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,214,000	731,435
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	772,000	605,595
DaVita, Inc., 4.625%, 6/01/2030 (n)	903,000	770,792
Encompass Health Corp., 5.75%, 9/15/2025	350,000	347,300
Encompass Health Corp., 4.75%, 2/01/2030	810,000	736,448
Encompass Health Corp., 4.625%, 4/01/2031	155,000	135,399
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,310,000	1,287,193
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	380,000	310,788
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	675,000	545,952
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	948,000	779,158
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,731,000	1,659,025
Tenet Healthcare Corp., 4.375%, 1/15/2030	305,000	273,738
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	412,000	406,438
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	785,000	698,988
		$14,589,193
Medical Equipment – 1.1%
Embecta Corp., 5%, 2/15/2030 (n)	$459,000	$394,777
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	1,046,000	1,117,573
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	540,000	468,511
Teleflex, Inc., 4.625%, 11/15/2027	932,000	910,354
		$2,891,215
Metals & Mining – 4.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,043,000	$994,744
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	1,098,000	930,555
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	1,041,000	991,079
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	560,000	520,688
Ero Copper Corp., 6.5%, 2/15/2030 (n)	638,000	558,070
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	1,665,000	1,460,205
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	1,121,000	934,757
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,197,000	1,065,356
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	685,000	562,529
Novelis Corp., 3.25%, 11/15/2026 (n)	516,000	471,554
Novelis Corp., 4.75%, 1/30/2030 (n)	1,213,000	1,114,499
Novelis Corp., 3.875%, 8/15/2031 (n)	488,000	411,013
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)	519,981	493,982
TMS International Corp., 6.25%, 4/15/2029 (n)	240,000	185,015
		$10,694,046
Midstream – 4.5%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$891,000	$781,142
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	1,231,000	1,072,435
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	92,000	90,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	$145,000	$140,546
EQM Midstream Partners LP, 5.5%, 7/15/2028	2,085,000	1,893,826
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	430,000	365,500
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	307,000	303,580
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	769,000	778,613
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	1,527,000	1,469,737
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	247,000	233,809
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,425,000	1,302,968
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,035,000	1,054,891
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	1,205,000	1,086,910
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	234,000	235,755
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	750,000	658,935
		$11,469,597
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$200,000	$190,604
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	1,227,000	1,164,165
		$1,354,769
Oil Services – 0.6%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$993,000	$947,074
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	675,000	649,208
		$1,596,282
Oils – 0.9%
Parkland Corp., 4.625%, 5/01/2030 (n)	$1,600,000	$1,422,400
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	540,000	519,140
Puma International Financing S.A., 5%, 1/24/2026	369,000	328,393
		$2,269,933
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$1,035,000	$909,729
NCR Corp., 5.125%, 4/15/2029 (n)	621,000	537,322
		$1,447,051
Pharmaceuticals – 1.6%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$537,000	$532,435
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	640,000	470,938
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	127,000	71,495
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	1,450,000	1,334,000
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	839,000	766,938
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	1,026,000	910,721
		$4,086,527
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$230,000	$224,418
GFL Environmental, Inc., 4%, 8/01/2028 (n)	945,000	858,599
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	330,000	308,253
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	410,000	367,032
Stericycle, Inc., 3.875%, 1/15/2029 (n)	868,000	757,749
		$2,516,051
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$960,000	$741,600
Taseko Mines Ltd., 7%, 2/15/2026 (n)	760,000	689,509
		$1,431,109
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026	$1,055,000	$844,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	235,000	$171,322
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$977,000	803,583
			$974,905
Real Estate - Other – 0.4%
XHR LP, REIT, 4.875%, 6/01/2029 (n)		$1,070,000	$907,453
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$865,000	$711,661
Retailers – 1.6%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$1,054,000	$943,330
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,542,000	1,472,610
Hanesbrands, Inc., 9%, 2/15/2031 (n)		543,000	555,896
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		367,000	339,472
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		972,000	787,553
			$4,098,861
Specialty Stores – 1.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$768,000	$676,070
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		550,000	458,395
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		655,000	458,500
Penske Automotive Group Co., 3.75%, 6/15/2029		1,064,000	918,583
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		775,000	760,748
			$3,272,296
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$864,000	$835,562
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		820,000	713,477
			$1,549,039
Telecommunications - Wireless – 1.5%
Altice France S.A., 6%, 2/15/2028 (n)		$1,235,000	$788,177
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		420,000	308,477
SBA Communications Corp., 3.875%, 2/15/2027		656,000	619,286
SBA Communications Corp., 3.125%, 2/01/2029		1,555,000	1,352,757
Sprint Corp., 7.625%, 3/01/2026		754,000	797,340
			$3,866,037
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)		$540,000	$480,476
U.S. Treasury Obligations – 1.8%
U.S. Treasury Notes, 3%, 6/30/2024		$1,873,000	$1,839,418
U.S. Treasury Notes, 4.25%, 9/30/2024		2,612,000	2,609,041
			$4,448,459
Utilities - Electric Power – 3.0%
Calpine Corp., 4.5%, 2/15/2028 (n)		$1,057,000	$980,493
Calpine Corp., 5.125%, 3/15/2028 (n)		1,205,000	1,103,262
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		801,000	764,955
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,740,000	1,500,750
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		41,000	40,478
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		146,000	139,978
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		815,000	778,080
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		750,000	714,293
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,330,000	1,263,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	$480,000	$430,409
		$7,716,249
Total Bonds		$244,095,195
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	10,678	$240,255
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)(u)	147,380	$139,038
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$373,570
Total Common Stocks		$752,863
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	1,117	$6,702
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	1,117	5,864
Total Contingent Value Rights		$12,566
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	11,113	$4,798

Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.56% (v)	5,526,530	$5,527,635
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Special Products & Services – 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF – May 2023 @ $74	Put	Goldman Sachs International	$ 3,513,075	465	$38,595
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ $71	Put	Goldman Sachs International	10,463,675	1,385	159,275
Total Purchased Options					$197,870
Other Assets, Less Liabilities – 1.5%	3,865,559
Net Assets – 100.0%	$254,456,486
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,527,635 and $245,063,292, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $202,007,476, representing 79.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 3/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	277,303	USD	294,284	State Street Bank Corp.	4/21/2023	$6,736
USD	1,452,027	EUR	1,337,132	State Street Bank Corp.	4/21/2023	536
						$7,272
Liability Derivatives
GBP	66,095	USD	81,711	State Street Bank Corp.	4/21/2023	$(149)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	14	$1,836,188	June – 2023	$82,148
U.S. Treasury Ultra Bond	Long	USD	2	282,250	June – 2023	10,881
						$93,029
At March 31, 2023, the fund had cash collateral of $71,800 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$197,870	$—	$373,570	$571,440
Luxembourg	—	252,821	—	252,821
Mexico	—	—	139,038	139,038
United Kingdom	—	4,798	—	4,798
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	4,448,459	—	4,448,459
U.S. Corporate Bonds	—	200,940,835	—	200,940,835
Asset-Backed Securities (including CDOs)	—	134	—	134
Foreign Bonds	—	38,705,767	—	38,705,767
Mutual Funds	5,527,635	—	—	5,527,635
Total	$5,725,505	$244,352,814	$512,608	$250,590,927
Other Financial Instruments
Futures Contracts – Assets	$93,029	$—	$—	$93,029
Forward Foreign Currency Exchange Contracts – Assets	—	7,272	—	7,272
Forward Foreign Currency Exchange Contracts – Liabilities	—	(149)	—	(149)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/22	$502,144
Change in unrealized appreciation or depreciation	10,464
Balance as of 3/31/23	$512,608
The net change in unrealized appreciation or depreciation from investments held as level 3 at March 31, 2023 is $10,464. At March 31, 2023, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,222,525	$19,150,228	$15,845,548	$588	$(158)	$5,527,635
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$433,160	$—